UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2008

Date of reporting period:  November 30, 2008

Item 1. Reports to Stockholders.

Annual Report

November 30, 2008

Investment Adviser

Smead Capital Management, Inc.
1420 Fifth Avenue
Suite 2625
Seattle, WA 98101

Phone: 1-877-807-4122

Table of Contents

LETTER TO SHAREHOLDERS	3
EXPENSE EXAMPLE	5
INVESTMENT HIGHLIGHTS	7
SCHEDULE OF INVESTMENTS	9
STATEMENT OF ASSETS AND LIABILITIES	12
STATEMENT OF OPERATIONS	13
STATEMENT OF CHANGES IN NET ASSETS	14
FINANCIAL HIGHLIGHTS	15
NOTES TO FINANCIAL STATEMENTS	16
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	21
ADDITIONAL INFORMATION	22

Dear Shareholders:

Our first year of managing the Smead Value Fund could not have been more difficult. The fund began trading on Jan. 2nd with an over-weighted position in financials and by three weeks into the year had fallen behind the S&P 500 Index significantly. For the year ended Nov. 30 the fund fell -43.72%, versus a decline in the S&P 500 Index of -36.76%, as we made up some of the relative performance ground from April through May by not losing as fast as the index.

Most of our poorest performers were financial companies which we got out of on the way down like Washington Mutual, AIG and Wachovia Bank. On the plus side, after the market reached its lowest point on November 20, 2008, we owned two of the best ten performers in the entire S&P 500 Index. Amgen and Wal-Mart were ahead for the year at that point and were two of only six non-takeover companies to make that list. Since our fund has owned approximately thirty-five different companies during the year, we feel pretty good about owning two out of 35 (5.7%) compared to the index holding 6 non-takeover companies out of four hundred ninety-six (1.2%). We held more than four times more non-takeover companies as a percentage of our total choices than the index did. However, please keep in mind that ours is a managed fund, as compared to the S&P 500 which is an unmanaged index.

Your portfolio managers at Smead Capital Management could not be any more excited about the next three, five and ten-year stretches looking forward. To understand why we feel that way in the midst of all the bad economic news, we thought we could help you think about the future from an ingredient standpoint.

Bull Market Stew

My Mother was a great cook and among her specialties were soups, chowders and stews. She made them from scratch. Her first task was to assemble all the necessary ingredients. Then she would prepare them and combine them in the way that would cause everything to taste the best.

If you wanted to cook up an extended Bull Market in the U.S. stock market, what ingredients would you assemble?

1)	Many prior years of poor stock market performance

2)	One or more major Bear Market declines in the prior ten years, preferably with a decline of more than 40%

3)	Historically depressed stock prices, especially among the traditionally most admired companies

4)	Massive negative psychology among individual investors

5)	Massive negative psychology among professional investors

6)	Short sellers recently successful and well glorified

7)	Normally successful and admired money managers called out on the carpet and in some ways humiliated (preferably on the front page of the Wall Street Journal)

8)	Buy and hold investing viewed as an idea that is no longer useful

9)	Seemingly unsolvable economic problems as part of a deep recession

10)	A dramatic decline in interest rates

11)	Accommodative Federal Reserve Monetary Policies

12)	Stimulative fiscal policies from the U.S. Government

13)	Poor results from competitive asset classes like real estate, commodities, hedge funds, international stock markets, etc.

14)	Insiders buying common stock at record levels in relation to sales

15)	The Public doing 80% of New York Stock Exchange Short Sales

16)	Cash in Money-Market Funds at record levels in relation to stock market capitalization

17)	T-Bills paying nearly Zero interest

18)	Commodity prices down dramatically

19)	Mortgage rates historically low

20)	Very intelligent and credible economists and analysts explaining clearly and logically how terrible things are going to be for many years

21)	Stock dividends exceeding Ten-Year Treasury interest rates

22)	Money market funds stuffed with money and rates approaching 1%

I could go on and on, but I think you get the picture. These are exactly the kinds of ingredients that exist now. However, how each ingredient gets sautéed or cooked and how well these circumstances get mixed together determines when the “Bull Market Stew” is ready for consumption (participation). Our job as investors and shareholders is to own financially strong companies which can outlast the temporary difficulties until these ingredients simmer into a joyful experience for us. We thank all of you who are riding along with us and allow us to be your chef, preparing what will hopefully be some great stock market meals.

SMEAD CAPITAL MANAGEMENT

The information provided herein represents the opinion of Smead Capital Management and is not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Mutual fund investing involves risk. Principal loss is possible. The fund is non-diversified, meaning it may concentrate its assets in fewer holdings than a diversified fund. Therefore, the fund is more exposed to individual stock volatility than a diversified fund.

Must be preceded or accompanied by a current prospectus.

Fund holdings and sector allocations are subject to change at any time and should not be considered recommendations to buy or sell any security. Please refer to the Schedule of Investments in this report for a complete list of fund holdings.

Current and future portfolio holdings are subject to risk.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. You cannot invest directly in an index.

The Smead Value Fund is distributed by Quasar Distributors, LLC (1/09)

Smead Value Fund
Expense Example
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (6/1/08 - 11/30/08).

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. In addition, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of ETFs or other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example. The example includes, but is not limited to, advisory fees, fund administration and accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Smead Value Fund
Expense Example (Continued)
(Unaudited)

	Smead Value Fund
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	6/1/08	11/30/08	6/1/08 – 11/30/08*
Actual	$1,000.00	$649.30	$5.77
Hypothetical (5% return
before expenses)	$1,000.00	$1,018.00	$7.06

*	Expenses are equal to the Fund’s annualized expense ratio of 1.40%, multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.

SMEAD VALUE FUND
Investment Highlights
(Unaudited)

The primary investment objective of the Fund is long-term capital appreciation.

Security Type Breakdown
% of Investments

Total Returns as of November 30, 2008

		S&P 500	Russell
	Smead	Index	1000 Value
	Value Fund	(Total Return)	Index
Three Months	(32.36)%	(29.65)%	(28.88)%

Since Inception (01/02/08)	(43.72)%	(36.76)%	(36.85)%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-877-807-4122.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

Continued

SMEAD VALUE FUND
Investment Highlights (Continued)
(Unaudited)

The returns shown in the table above and the following graph assume reinvestment of dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph illustrates performance of a hypothetical investment made in the Fund and index on inception date. The graph does not reflect any future performance.

The S&P 500 Index includes 500 common stocks, most of which are listed on the New York Stock Exchange. The Index is a market capitalization-weighted index representing approximately two-thirds of the total market value of all domestic common stocks. The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

One cannot invest directly in an index.

Growth of $10,000 Investment

*  Inception Date

SMEAD VALUE FUND

Schedule of Investments

November 30, 2008

	Shares	Value
COMMON STOCKS 97.72%
Automobiles 3.86%
Harley-Davidson, Inc.	6,310	$107,333
Toyota Motor Corp.—ADR	1,465	92,442
Total Automobiles		199,775

Biotechnology 5.20%
Amgen, Inc. (a)	4,840	268,814

Capital Markets 12.82%
The Bank Of New York Mellon Corp.	8,050	243,191
Franklin Resources, Inc.	2,895	175,871
The Goldman Sachs Group, Inc.	1,610	127,174
Legg Mason, Inc.	6,465	116,499
Total Capital Markets		662,735

Commercial Banks 2.17%
Wachovia Corp.	19,990	112,344

Diversified Financial Services 4.29%
JPMorgan Chase & Co.	7,005	221,778

Diversified Telecommunication Services 8.99%
AT&T, Inc.	8,155	232,907
Verizon Communications, Inc.	7,100	231,815
Total Diversified Telecommunication Services		464,722

Food & Staples Retailing 7.29%
Walgreen Co.	6,480	160,315
Wal-Mart Stores, Inc.	3,875	216,535
Total Food & Staples Retailing		376,850

Hotels, Restaurants & Leisure 3.69%
Starbucks Corp. (a)	21,390	191,013

Industrial Conglomerates 3.31%
General Electric Co.	9,960	171,013

Insurance 2.47%
MBIA, Inc.	21,800	127,530

The accompanying notes are an integral part of these financial statements.

SMEAD VALUE FUND

Schedule of Investments (Continued)

November 30, 2008

	Shares	Value
Internet Software & Services 3.88%
eBay, Inc. (a)	15,285	$200,692

IT Services 4.70%
Accenture Ltd.	7,845	243,038

Media 7.05%
Comcast Corp.	8,290	139,023
The Walt Disney Co.	10,000	225,200
Total Media		364,223

Multiline Retail 2.18%
Nordstrom, Inc.	9,900	112,563

Oil, Gas & Consumable Fuels 2.17%
Chevron Corp.	1,420	112,194

Pharmaceuticals 13.66%
Abbott Laboratories	3,813	199,763
Merck & Co., Inc.	8,915	238,209
Mylan, Inc. (a)	12,695	119,460
Pfizer, Inc.	9,050	148,691
Total Pharmaceuticals		706,123

Software 5.01%
Microsoft Corp.	12,815	259,119

Specialty Retail 4.98%
Cabela’s, Inc. (a)	11,985	74,907
Home Depot, Inc.	7,910	182,800
Total Specialty Retail		257,707
TOTAL COMMON STOCKS (Cost $7,185,616)		$5,052,233

REAL ESTATE INVESTMENT TRUSTS 1.46%
Pennsylvania Real Estate Investment Trust	6,870	30,915
UDR, Inc.	2,940	44,482
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $164,710)		75,397

The accompanying notes are an integral part of these financial statements.

SMEAD VALUE FUND

Schedule of Investments (Continued)

November 30, 2008

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS 0.60%
Dreyfus Cash Management
2.720% (b)	$31,187	$31,187
TOTAL SHORT-TERM INVESTMENTS (Cost $31,187)		31,187

Total Investments (Cost $7,381,513) 99.78%		5,158,817
Other Assets in Excess of Liabilities 0.22%		11,378
TOTAL NET ASSETS 100.00%		$5,170,195

Percentages are stated as a percent of net assets.

ADRAmerican Depositary Receipt
(a)	Non Income Producing
(b)	Variable rate security; the rate shown represents the rate at November 30, 2008.

The accompanying notes are an integral part of these financial statements.

SMEAD VALUE FUND

Statement of Assets and Liabilities

November 30, 2008

Assets
Investments, at value (cost $7,381,513)	$5,158,817
Cash	2,214
Dividends and interest receivable	12,934
Receivable from Fund Shares sold	25,293
Receivable from Adviser	6,420
Other assets	2,912
Total Assets	5,208,590

Liabilities
Payable to Affiliates	15,781
Accrued expenses and other liabilities	22,614
Total Liabilities	38,395
Net Assets	$5,170,195

Net Assets Consist Of:
Paid-in capital	$8,238,986
Undistributed net investment income	50,962
Undistributed net realized loss from:
Investments	(897,057)
Net unrealized depreciation on:
Investments	(2,222,696)
Net Assets	$5,170,195

Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	367,407

Net asset value, offering price and redemption price per share	$14.07

The accompanying notes are an integral part of these financial statements.

SMEAD VALUE FUND

Statement of Operations

For the Period Ended November 30, 2008(1)

Investment Income
Dividend income(2)	$113,492
Interest income	3,941
Total Investment Income	117,433

Expenses
Advisory fees	35,170
Administration fees	27,732
Transfer agent fees and expenses	25,467
Fund accounting fees	23,003
Audit and tax fees	15,500
Reports to shareholders	8,543
Chief Compliance Officer fees and expenses	7,623
Federal and state registration fees	7,486
Custody fees	7,352
Legal fees	3,584
Trustees’ fees and related expenses	2,046
Other expenses	1,176
Total Expenses	164,682
Less waivers and reimbursement by Adviser	(99,031)
Net Expenses	65,651

Net Investment Income	51,782

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	(897,877)
Change in net unrealized appreciation/depreciation on:
Investments	(2,222,696)
Net Realized and Unrealized Loss on Investments	(3,120,573)
Net Decrease in Net Assets from Operations	$(3,068,791)

(1)	The Fund commenced operations on January 2, 2008.
(2)	Net of $119 in foreign withholding tax.

The accompanying notes are an integral part of these financial statements.

SMEAD VALUE FUND

Statement of Changes in Net Assets

Period Ended
November 30, 2008(1)

From Operations
Net investment income	$51,782
Net realized gain (loss) from:
Investments	(897,877)
Change in net unrealized appreciation/depreciation on:
Investments	(2,222,696)
Net decrease in net assets from operations	(3,068,791)

From Capital Share Transactions
Proceeds from shares sold	7,269,361
Proceeds from shares issued from transfers in-kind	2,175,800
Payments for shares redeemed	(1,206,175)
Net increase in net assets from capital share transactions	8,238,986
Total Increase in Net Assets	5,170,195

Net Assets
Beginning of period	—
End of period	$5,170,195

Accumulated undistributed net investment income	$50,962

(1)	The Fund commenced operations on January 2, 2008.

The accompanying notes are an integral part of these financial statements.

SMEAD VALUE FUND

Financial Highlights

Per Share Data for a Share Outstanding Throughout the Period

Period Ended
November 30, 2008(1)
Net Asset Value, Beginning of Period	$25.00

Income (loss) from investment operations:
Net investment income	0.14
Net realized and unrealized gain (loss) on investments	(11.07)
Total from Investment Operations	(10.93)
Net Asset Value, End of Period	$14.07
Total Return(2)(3)	(43.72)%

Supplemental Data and Ratios:
Net assets at end of period (000's)	$5,170
Ratio of expenses to average net assets:
Before waiver and expense reimbursement(4)	3.51%
After waiver and expense reimbursement(4)	1.40%
Ratio of net investment income (loss) to average net assets:
Before waiver and expense reimbursement(4)	(1.00)%
After waiver and expense reimbursement(4)	1.11%
Portfolio turnover rate(3)	57.59%

(1)	Fund commenced operations on January 2, 2008.
(2)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(3)	Not annualized.
(4)	Annualized.

The accompanying notes are an integral part of these financial statements.

SMEAD VALUE FUND
Notes to Financial Statements
November 30, 2008

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Smead Value Fund (the “Fund”) represents a distinct series with its own investment objectives and policies within the Trust. The investment objective of the Fund is long-term capital appreciation. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Fund became effective and commenced operations on January 2, 2008. Costs incurred by the Fund in connection with the organization, registration and the initial public offering of shares were paid by Smead Capital Management, Inc. (the “Adviser”).

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

(a)	Investment Valuation

Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent quoted bid and asked prices on such day. When market quotations are not readily available, any security or other asset is valued at its fair value as determined in good faith in accordance with procedures adopted by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value at the time of the U.S. market close. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Fund would compare the new market quotation to the fair value price to evaluate the effectiveness of its fair valuation. If any significant discrepancies are found, the Fund may adjust its fair valuation pricing procedures.

The Board of Trustees will regularly evaluate whether their fair valuation pricing procedures continue to be appropriate in light of the specific circumstances of the Trust and the quality of prices obtained through their application by the Valuation Committee.

SMEAD VALUE FUND
Notes to Financial Statements (Continued)
November 30, 2008

The Fund performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 —	Quoted prices in active markets for identical securities.

Leve l 2—	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2008, in valuing the Fund’s investments carried at fair value:

		Level 1—	Level 2—	Level 3—
		Quoted prices in	Significant	Significant
		active markets for	other observable	unobservable
Description	Total	identical assets	inputs	inputs
Investments in:
Securities	$5,158,817	$5,158,817	$0	$0
Total	$5,158,817	$5,158,817	$0	$0

In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”) was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. Management is currently evaluating the implications of SFAS 161. The impact on the Fund’s financial statement disclosures, if any, is currently being assessed.

(b)	Federal Income Taxes

The Fund complies with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and makes the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

As of and during the period ended November 30, 2008, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Fund did not incur any interest or penalties. The Fund is subject to examination by U.S. federal tax authorities for the tax period since the commencement of operations.

SMEAD VALUE FUND
Notes to Financial Statements (Continued)
November 30, 2008

(c)	Distributions to Shareholders

The Fund will distribute any net investment income and any net realized long-or short-term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements. Income and capital gains distributions may differ from GAAP, primarily due to timing differences in the recognition of income, gains and losses by the Fund. To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.

(d)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(e)	Share Valuation

The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange is closed for trading.

(f)	Expenses

Expenses associated with a specific fund in the Trust are charged to that fund. Common expenses are allocated between the funds of the Trust based upon the ratio of the net assets of each fund to the combined net assets of the Trust, or other equitable means.

(g)	Other

Investment transactions are recorded on the trade date. The Fund determines the gain or loss from investment transactions on the identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

SMEAD VALUE FUND
Notes to Financial Statements (Continued)
November 30, 2008

(3)	Federal Tax Matters

As of November 30, 2008, the components of accumulated earnings on a tax basis were as follows:

Cost basis of investments for federal income tax purposes	$7,529,840
Gross tax unrealized appreciation	93,168
Gross tax unrealized depreciation	(2,464,191)
Net tax unrealized depreciation	$(2,371,023)
Undistributed ordinary income	50,962
Undistributed long-term capital gain	—
Total distributable earnings	$50,962
Other accumulated losses	(748,730)
Total accumulated losses	$(3,068,791)

The tax basis of investments for tax and financial reporting purposes differs principally due to the deferral of losses on wash sales.

On the Statement of Assets and Liabilities, the following adjustments were made for permanent tax adjustments:

Undistributed Net Investment Income/(Loss)	(820)
Accumulated Net Realized Gain/(Loss)	820

At November 30, 2008, the Fund had capital loss carryforwards of $748,730 which will expire November 30, 2016.

On December 26, 2008 and December 29, 2008, the Fund declared and paid, respectively, a distribution from ordinary income of $68,330.

(4)	Investment Adviser

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Adviser to furnish investment advisory services to the Fund. Under the terms of the Agreement, the Trust, on behalf of the Fund, compensates the Adviser for its management services at the annual rate of 0.75% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive its management fee and/or reimburse the Fund’s other expenses for an initial term of three years from the date of effectiveness at the discretion of the Adviser and the Board of Trustees to the extent necessary to ensure that the Fund’s operating expenses do not exceed 1.40% (the “Expense Limitation Cap”) of the Fund’s average daily net assets. For the period ended November 30, 2008, expenses of $99,031 incurred by the Fund were waived by the Adviser. Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Expense Limitation Cap; provided, however, that the Adviser shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed. At November 30, 2008, $99,031 is subject to recoupment by the Adviser through November 30, 2011.

SMEAD VALUE FUND
Notes to Financial Statements (Continued)
November 30, 2008

(5)	Related Party Transactions

U.S. Bancorp Fund Services, LLC (the “USBFS”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Fund’s Administrator (the “Administrator”) and, in that capacity, performs various administrative and accounting services for the Fund.  USBFS also serves as the Fund’s fund accountant, transfer agent, dividend disbursing agent and registrar.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Fund’s expense accruals.  For its services, the Administrator receives a monthly fee at the following annual rate:

Minimum	$30,000
$0 to $50 million	0.12% of average daily net assets
$50 to $300 million	0.08% of average daily net assets
Over $300 million	0.05% of average daily net assets

For the period ended November 30, 2008, USBFS earned $27,732 in administration fees.   At November 30, 2008, $5,056 was owed to USBFS from the Fund for administrative fees.  The officers of the Trust are employees of the Administrator. The Chief Compliance Officer is also an employee of the Administrator. For the period ended November 30, 2008, USBFS earned $7,623 of Chief Compliance Officer fees.  At November 30, 2008, $1,243 was owed to USBFS from the Fund for Chief Compliance Officer fees.  USBFS also serves as the Fund’s transfer agent.  For the period ended November 30, 2008, USBFS earned fees of $16,873 for transfer agent services and $8,594 in reimbursement for out-of-pocket expenses incurred in providing transfer agent services.  At November 30, 2008, USBFS was owed $3,102 and $991 for transfer agent services and out-of-pocket expenses, respectively.  USBFS also serves as the Fund’s fund accountant.  For the period ended November 30, 2008, USBFS earned $23,003 in fund accounting fees.  At November 30, 2008, USBFS was owed $4,181 for fund accounting fees.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  There were no payments made to the Distributor for the period ended November 30, 2008.  U.S. Bank, N.A. serves as custodian (the “Custodian”) to the Fund.   For the period ended November 30, 2008, the Custodian earned $7,352 in fees.  At November 30, 2008, the Custodian was owed fees of $1,208.  Both the Distributor and Custodian are affiliates of the Administrator.

SMEAD VALUE FUND
Notes to Financial Statements (Continued)
November 30, 2008

(6)	Capital Share Transactions

Transactions in shares of the Fund were as follows:

Period Ended
November 30, 2008(1)
Shares sold	347,147
Shares issued from transfers in-kind	89,838
Shares redeemed	(69,578)
Net increase	367,407

(1)	The Fund commenced operations on January 2, 2008.

(7)	Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, for the Fund for the period ended November 30, 2008, were $11,122,389 and $2,873,886, respectively. There were no purchases or sales of U.S. government securities for the Fund.

(8)
During the period ended November 30, 2008, the Fund accepted cash equivalents and securities eligible for investment by the Fund as consideration for Fund shares issued (“Transfer In-Kind”) at a market value of $2,175,800.

(9)
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. At November 30, 2008, Charles Schwab & Co., Inc., for the benefit of its customers, held 69.71% of the Fund’s outstanding shares.

SMEAD VALUE FUND
Report of Independent Registered Public Accounting Firm

To The Shareholders and
Board of Trustees of
Smead Value Fund
(Trust for Professional Managers)

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Smead Value Fund (the “Fund”), a series of the Trust for Professional Managers, as of November 30, 2008, and the related statements of operations and changes in net assets, and the financial highlights for the period January 2, 2008 (commencement of operations) through November 30, 2008. These financial statements and financial highlights are the responsibility of Fund management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of November 30, 2008, by correspondence with the custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Smead Value Fund as of November 30, 2008 and the results of its operations, the changes in its net assets, and its financial highlights for the period January 2, 2008 (commencement of operations) through November 30, 2008, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.
Westlake, Ohio
January 23, 2009

SMEAD VALUE FUND
Additional Information
(Unaudited)

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 1-877-807-4122.

Independent Trustees

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Dr. Michael D. Akers	Trustee	Indefinite	Professor of	24	Independent
615 E. Michigan St.		Term; Since	Accounting,		Trustee, USA
Milwaukee, WI 53202		August 22,	Marquette		MUTUALS
Age: 53		2001	University		(an open-end
			(2004–present);		investment
			Associate Professor		company with
			of Accounting,		two portfolios)
Marquette University
(1996–2004)
Gary A. Drska	Trustee	Indefinite	Captain, Midwest	24	Independent
615 E. Michigan St.		Term; Since	Airlines, Inc.		Trustee, USA
Milwaukee, WI 53202		August 22,	(airline company)		MUTUALS
Age: 52		2001	(1985– present);		(an open-end
			Director, Flight		investment
			Standards &		company with
			Training		two portfolios)
(1990–1999).

SMEAD VALUE FUND
Additional Information (Continued)
(Unaudited)

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Interested Trustees and Officers

Joseph C. Neuberger*	Chairperson,	Indefinite	Executive Vice	24	Director/
615 E. Michigan St.	President	Term; Since	President, U.S.		Trustee,
Milwaukee, WI 53202	and	August 22,	Bancorp Fund		Buffalo Funds
Age: 46	Trustee	2001	Services, LLC		(an open-end
			(1994–present)		investment
company with
nine portfolios);
Trustee, USA
MUTUALS (an
open-end
investment
company with
two portfolios)
John Buckel	Vice	Indefinite	Fund Administration	N/A	N/A
615 E. Michigan St.	President	Term; Since	and Compliance,
Milwaukee, WI 53202	and	January 11,	U.S. Bancorp Fund
Age: 51	Treasurer/	2008	Services, LLC
	Principal		(2004–present);
	Accounting		UMB Investment
	Officer		Services Group
(2000–2004).

Michael McVoy	Chief	Indefinite	Chief Compliance	N/A	N/A
615 E. Michigan St.	Compliance	Term; Since	Officer, U.S.
Milwaukee, WI 53202	Officer	August,	Bancorp Fund
Age: 51		2008	Services, LLC
(2002–present).
Rachel A. Spearo	Secretary	Indefinite	Counsel, U.S.	N/A	N/A
615 E. Michigan St.		Term; Since	Bancorp Fund
Milwaukee, WI 53202		November 15,	Services, LLC
Age: 29		2005	(2004–present)

*
Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act. Mr. Neuberger is an interested person of the Trust by virtue of the fact that he is an affiliated person of Quasar Distributors, LLC, the Fund’s principal underwriter.

(This Page Intentionally Left Blank.)

(This Page Intentionally Left Blank.)

A NOTE ON FORWARD LOOKING STATEMENTS (Unaudited)

Except for historical information contained in the annual report for the Fund, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Securities Litigation Reform Act of 1995. These include any adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Fund in the current Prospectus, other factors bearing on this report include the accuracy of the adviser’s or portfolio managers’ forecasts and predictions, and the appropriateness of the investment programs designed by the adviser or portfolio managers to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to benchmarks associated with the Fund.

ADDITIONAL INFORMATION (Unaudited)

The Smead Value Fund has adopted proxy voting policies and procedures that delegate to the Adviser the authority to vote proxies. A description of the Fund’s proxy voting policies and procedures is available without charge, upon request, by calling the Fund toll free at 1-877-807-4122. A description of these policies and procedures is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Fund’s proxy voting record is available without charge, upon request, by calling, toll free, 1-877-807-4122, or by accessing the SEC’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Fund files the Schedule of Portfolio Holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters). Shareholders may view the Fund’s Forms N-CSR and N-Q on the SEC’s website at www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC number).

SMEAD VALUE FUND

Investment Adviser	Smead Capital Management, Inc.
1420 Fifth Avenue
Suite 2625
Seattle, Washington 98101

Legal Counsel	Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202

Independent Registered Public	Cohen Fund Audit Services, Ltd.
Accounting Firm	800 Westpoint Parkway
Suite 1100
Westlake, Ohio 44145

Transfer Agent, Fund Accountant and	U.S. Bancorp Fund Services, LLC
Fund Administrator	615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian	U.S. Bank, N.A.
Custody Operations
1555 N. River Center Drive
Milwaukee, Wisconsin 53212

Distributor	Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. A copy of the registrant’s Code of Ethics is incorporated by reference to the registrant’s Form N-CSR filed on August 5, 2008.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Dr. Michael D. Akers is the audit committee financial expert and is considered to be independent in accordance with SEC rules.  Dr. Akers holds a Ph.D. in accountancy and is a professor of accounting at Marquette University in Milwaukee, Wisconsin.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, and tax services for the first fiscal year.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  The following table details the aggregate fees billed or expected to be billed for the first fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

FYE 11/30/2008
Audit Fees	$13,000
Audit-Related Fees	0
Tax Fees	2,500
All Other Fees	0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Deloitte & Touche LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 11/30/2008
Audit-Related Fees	0%
Tax Fees	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 11/30/2008
Registrant	0
Registrant’s Investment Adviser	0

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed August 5, 2008.

(b)
(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(c)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)  /s/ Joseph Neuberger
Joseph Neuberger, President

Date  2/4/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Joseph Neuberger
Joseph Neuberger, President

Date  2/4/09

By (Signature and Title)  /s/ John Buckel
John Buckel, Treasurer

Date 2/4/09